Net Loss per Share (Details) - Schedule of net loss per share - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Net Loss Per Share [Abstract]
Loss for the period, attributable to the owners of the Group	$ (48,682,274)	$ (1,841,207)
Loss attributable to the ordinary shareholders	$ (48,682,274)	$ (1,841,207)
Weighted-average number of ordinary shares (in Shares)	31,072,892	31,000,000
Basic (in Dollars per share)	$ (1.57)	$ (0.06)